Stock Option Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2007	Feb. 12, 2020	Feb. 11, 2020	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options					10 years
Options available for grant (in shares)		2,591,909	1,653,674		1,550,628	1,648,038	1,589,381
Common stock reserved for issuance (in shares)		5,065,641			27,985,690
Options outstanding under The 2020 Plan (in shares)		2,458,091	2,371,545		2,473,130	2,377,180	2,435,837		2,461,923
Award vesting period		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 4.74	$ 4.85		$ 4.67	$ 4.79	$ 4.80
Options outstanding, weighted average remaining contractual term (in years)		6 years 6 months 29 days	7 years 2 months 23 days		6 years 10 months 2 days	7 years 5 months 15 days	8 years 4 months 17 days
Options outstanding, aggregate intrinsic value		$ 0	$ 0		$ 0	$ 0	$ 0
Restatement Adjustment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available for grant (in shares)						1,648,039
Options outstanding under The 2020 Plan (in shares)						2,377,180
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price						$ 4.83
Options outstanding, weighted average remaining contractual term (in years)	7 years 5 months 15 days
Options outstanding, aggregate intrinsic value						$ 0
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)		5,050,000			4,023,826
Options authorized (in shares)		1,029,588
Unrecognized stock-based compensation		$ 339	$ 703		$ 464
Estimated weighted average amortization period (in years)		1 year	1 year 6 months
The 2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)		2,591,909
Options outstanding under The 2020 Plan (in shares)		0
Equity Awards outstanding under The 2020 Plan (in shares)		0
Number of shares authorized by 2020 plan (in shares)		5,050,000
The 2020 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options authorized (in shares)		2,461,923
Transphorm Technology 2007 Stock Plan and 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding under The 2020 Plan (in shares)										29,703,285
Number of shares authorized by 2020 plan (in shares)		2,588,077
Transphorm Technology 2007 Stock Plan and 2015 Equity Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated weighted average amortization period (in years)		1 year 2 months 12 days
The 2007 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options				10 years
The 2007 Plan | Stock options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting in 1st 12 months								25.00%
Options available for grant (in shares)											0
Award vesting period								12 months
The 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum percentage of fair market value of common stock					100.00%